Significant Accounting Policies - Changes in Product Warranty Accruals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Company's accrual for product warranty claims
Balance	$ 151,425	$ 34,419	$ 31,878
Charges to expense	31,706	39,707	38,954
Settlements	(57,843)	(53,143)	(36,413)
Acquisition, divestiture and other adjustments	(68,221)	130,442
Balance	$ 57,067	$ 151,425	$ 34,419